Pension and Severance Plans (Total Defined Contribution Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,155	¥ 3,199	¥ 3,602
Foreign plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 12,419	¥ 13,857	¥ 12,703